091-16506gn

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 29 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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SEC
Mail Processing
Section
OCT 28 2013
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13035497

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   First Trust Global Tactical Commodity Strategy Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   FTGC
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steve I. Givot

Title:
Vice President, Strategy and product Management

Telephone Number:
(312) 663-2402

Manual Signature of Official Responsible for Form:
[signature]

Date:
October 25, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 29 2013

SEC 2449 (6-01)

CHX

FI Chicago Stock Exchange

October 25, 2013

SEC
Mail Processing
Section
OCT 28 2013
Washington DC
404

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 29 2013
DIVISION OF TRADING & MARKETS

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

FCOM	Fidelity MSCI Telecommunications Services Index ETF
FDIS	Fidelity MSCI Consumer Discretionary Index ETF
FENY	Fidelity MSCI Energy Index ETF
FHCL	Fidelity MSCI Health Care Index ETF
FIBG	CS FI Enhanced Big Cap Growth ETN
FIDU	Fidelity MSCI Industrials Index ETF
FMAT	Fidelity MSCI Materials Index ETF
FNCL	Fidelity MSCI Financials Index ETF
FSTA	Fidelity MSCI Consumer Staples Index ETF
FTEC	Fidelity MSCI Information Technology Index ETF
FTGC	First Trust Global Tactical Commodity Strategy Fund
FUTY	Fidelity MSCI Utilities Index ETF
ROBO	Robo-Stox Global Robotics and Automation Index ETF

If you have any questions about this filing, please contact me at (312) 663-2402

Sincerely,

Steven I. Givot
Vice President, Strategy and Product Management

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 29 2013